Property and Equipment (Details Narratives) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and related amortization expense	$ 1,111	$ 1,368	$ 1,216